THE DREYFUS/LAUREL FUNDS, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

July 14, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	The Dreyfus/Laurel Funds, Inc. (the "Fund") Registration File Nos. 33-16338; 811-5270

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 99 to the Fund’s Registration Statement (the "Amendment"); and

(2)	the text of the Amendment was filed electronically on June 29, 2006.

THE DREYFUS/LAUREL FUNDS, INC.

By: /s/ Jeff Prusnofsky
        Jeff Prusnofsky
        Vice President and Assistant Secretary